LONG-TERM DEBT - Carrying Value (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Debt Instrument [Line Items]
Long-Term Debt	$ 3,345	$ 2,735
Term Loan Maturing 2025
Debt Instrument [Line Items]
Long-Term Debt		600
Senior Notes
Debt Instrument [Line Items]
Long-Term Debt	3,326	2,135
Senior Notes | Senior Notes 2026
Debt Instrument [Line Items]
Long-Term Debt	299	299
Senior Notes | Senior Notes 2027
Debt Instrument [Line Items]
Long-Term Debt	596	0
Senior Notes | Senior Notes 2029
Debt Instrument [Line Items]
Long-Term Debt	496	496
Senior Notes | Senior Notes 2030 [Member]
Debt Instrument [Line Items]
Long-Term Debt	497	496
Senior Notes | Senior Notes 2031
Debt Instrument [Line Items]
Long-Term Debt	845	844
Senior Notes | 2034 Senior Notes
Debt Instrument [Line Items]
Long-Term Debt	$ 593	$ 0